As filed with the Securities and Exchange Commission on March 29, 2006

Securities Act File No. 333-71500

Investment Company Act File No. 811-10533

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                ☒

Pre-Effective Amendment No.                                          ☐

Post-Effective Amendment No.  7                                      ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ☒

Amendment No. 8                                                       ☒

(Check appropriate box or boxes)

RESERVE MUNICIPAL MONEY MARKET TRUST

(Exact Name of Registrant as Specified in Charter)

1250 Broadway

New York, NY 10001-3701

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code:  (212) 401-5500

Amy W. Bizar, Esq.

The Reserve

1250 Broadway

New York, NY 10001-3701

(Name and address of agent for service of process)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

☒ immediately upon filing pursuant to Paragraph (b);

☐ on pursuant to Paragraph (b);

☐ 60 days after filing pursuant to Paragraph (a)(1);

☐ on            (date) pursuant to Paragraph (a)(1);

☐ 75 days after filing pursuant to Paragraph (a)(2); or

☐ on            (date) pursuant to paragraph (a)(2) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Arizona Municipal Money-Market Fund
of the Reserve Municipal Money-Market Trust

Prospectus
March 29, 2006

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.
Any representation to the contrary is a criminal offence.

Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve.

The Reserve
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700 (telephone)
212-401-5930 (facsimile)
customerservice@TheR.com
or visit our Web site at www.TheR.com

about the fund

Investment Objective

The investment objective of the Arizona Municipal Money-Market Fund is to seek as high a level of short-term interest income exempt from Federal income tax and Arizona state and local income and/or property taxes, if any, income tax as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

The Fund is a money market mutual fund designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The Fund seeks to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, evaluating the credit of issuers, investing in round lots, and safeguarding the receipt and delivery of securities. The Fund invests only in short-term securities and seeks to maintain a stable $1.00 share price.

•  Short-term securities. securities with maturities of not more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, and 397 days (13 months) for other securities.

The investment adviser to the Fund monitors a range of economic and financial factors. Based on this analysis, the assets of the Fund are invested in a mix of U.S. denominated money market securities that are intended to provide as high a yield as possible without violating the Fund's credit quality and maturity policies or jeopardizing the stability of its share price. The average maturity of the Fund's securities portfolio will not be more than 90 days.

•  Money market securities. short-term securities that conform to the credit quality standards of Rule 2a-7 under the Investment Company Act of 1940, as amended.

•  U.S. government securities. securities issued by the government of the United States, its agencies and instrumentalities.

The Fund seeks to attain its objective by investing at least 80% of the value of the net assets, plus amounts of any borrowings for investment purposes, in municipal obligations that pay interest that is in the opinion of bond counsel to the issuer, is generally excludable from gross income for federal income tax purposes and from state and, if applicable, city income, intangible and personal property taxes, for Arizona. The Fund's principal investment strategies also include investing, without limitation, in tax-exempt municipal securities which could subject certain shareholders to the federal alternative minimum tax.

•  Municipal Obligations. Debt obligations issued to obtain funds for various governmental and public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities.

Municipal Obligations. Municipal obligations include general obligation bonds, revenue bonds, private activity bonds (or industrial development bonds under pre-1986 law) and moral obligation bonds. Municipal obligations may bear fixed, variable or floating rates of interest.

•  General Obligation Bonds. Obligations backed by the taxing power of the issuer.

•  Revenue Bonds. Obligations backed by revenue from a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power.

•  Private Activity Bonds. Private activity bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer.

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about the fund

•  Industrial development bonds. An industrial development bond or note is a specific type of revenue bond or note backed by the credit of a private issuer.

•  Moral Obligation Bonds. Obligations issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of a state or municipality.

General obligation bonds, revenue bonds, private activity bonds, industrial development bonds and moral obligation bonds must all meet the same credit quality standards, as described below.

Repurchase Agreements. The Fund may invest in repurchase agreements but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Trustees. Securities subject to repurchase agreements will be segregated and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

•  Repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security from the buyer at a mutually agreed upon time and price. This results in a fixed rate of return insulated from market fluctuations during such period.

Credit Quality. The Fund may purchase municipal securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") or the equivalent. Obligations which are not rated may also be purchased, provided that the Adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

Maturity. The Fund may purchase floating and variable rate demand obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such obligations requires more than seven (7) days' notice.

Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Statement of Additional Information.

Principal Risks

The Fund is a money-market mutual fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The value of the Fund's net assets may change based on changes in market, economic, political and financial developments. The following factors could reduce the income or capital gains received on the Fund's portfolio and therefore the Fund's yield:

•  Interest Rate Risk. Most of the Fund's performance depends on interest rates, and when interest rates fall, the Fund's yield will typically fall as well. When interest rates rise, the value of an investment in debt securities generally goes down. When interest rates are rising, the value of long term debt securities generally goes down more than the value of the short term securities in which the Fund invests. In addition, as investments mature, the proceeds may be reinvested at rates that are lower than levels previously earned.

•  Credit Quality Risk. Overall, a decline in the credit quality of an issuer, or of the provider of a credit support or maturity-shortening structure for a security, can cause the value of a money-market security to decrease.

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about the fund

•  Returns. Because money market funds may only invest in securities with a lower level of risk, over time they may produce lower returns than investments in stocks or bonds, which entail higher levels of risk.

•  Guaranteed Securities Risks. The investments secured by letters of credit or bank guarantees are also subject to the risks associated with the banking industry, including interest rate risk, credit risk and regulatory developments risk.

•  Suitability. Different investors have different investment goals. Investments in money market funds provide greater security and liquidity than other types of investments but do not usually offer as high a rate of return. The Fund is not intended to be a balanced investment program. The Fund is intended to provideprofessional management for your cash and a convenient way to gain tax-exempt interest income as a part of a diversified portfolio. The Fund is designed for Arizona state taxpayers and may not be suitable for residents of other states.

•  Taxability Risk. The Fund intends to minimize the payment of taxable income to shareholders by investing in municipal obligations and other tax-exempt securities in reliance on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or to have paid, taxable income subsequent to the Fund's acquisition of the securities. In that event, the Internal Revenue Service may demand that the Fund pay taxes on the affected interest income, and, if the Fund agrees to do so, the Fund's yield could be adversely affected. If a security acquired based on reliance on such an opinion of counsel is subsequently determined to pay interest that is includable in gross income for Federal income tax purposes, the Fund will dispose of that security as soon as reasonably practicable. The dividends paid to shareholders with respect to such security may be taxable, however.

The Fund is also subject to the risks associated with the types of securities held:

•  Repurchase Agreements. In the event of a default of a repurchase agreement counterparty, a Fund may experience delays, losses or restrictions upon its ability to dispose of the underlying securities.

•  Municipal Securities. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.

Arizona-Specific Risks. The Fund concentrates investments in municipal obligations of issuers located in Arizona. The municipal obligation market is volatile. There are specific risks associated with investing in a single state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within the state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state.

Arizona's economy relies principally on tourism, trade, manufacturing and construction. The state is constitutionally prohibited from issuing general obligation bonds. As a result, Arizona municipal bonds are issued by local jurisdictions (such as cities and school districts) or are tied to specific projects. Arizona's constitution also imposes limitations the debt of local governments and school districts, which may affect the ability of the issuers to generate revenues to satisfy their debt obligations.

Performance

No performance information is included since, as of the date of this Prospectus, the Fund has not yet commenced operations.

For the Fund's current yield, call toll-free (800) 637-1700 or visit our Web site at www.TheR.com.

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about the fund

Fees & Expenses

You may pay the fees and expenses, described in the table below, if you buy and hold Class Treasurer's Trust, Class 75, or Class R shares of the Fund, as indicated. The Fund is a no-load fund, meaning that there are no sales charges (loads) or exchange fees associated with an investment in the Fund.

Shareholder Fees (Fees paid directly from your investment)	Class Treasurer's Trust	Class 75	Class R
Shareholder Transaction Fees*	None	None	None
Redemption Fees**	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee***	0.60%	0.55%	0.80%
Distribution and Services (12b-1) Fee	0.00%	0.20%	0.20%
Other Expenses†	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.60%	0.75%	1.00%

*  The Fund may charge a monthly "Low Balance Fee" (currently $15). See "How to Sell Shares."

**  Certain shareholders may also be subject to a fee for certain below-minimum redemptions by wire or check. See "How to Sell Shares."

***  The Fund pays a "Comprehensive Management Fee" that includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, and shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses.

†  Other Expenses include interest charges, taxes, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including, but not limited to, Federal and state registration fees, costs of shareholder meetings, including proxy solicitation, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the independent Trustees and of the independent counsel to the independent Trustees, for which the Fund pays its direct or allocated share. Although the Fund has not commenced operations, it estimates that these expenses for each class will be less than 0.005%.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expenses would be the same whether you redeemed your shares at the end of each period or not.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	One Year	Three Years
Class Treasurer's Trust	$61.50	$192.71
Class 75	$76.88	$240.52
Class R	$102.50	$319.89

Fund Management

The Investment Adviser. The investment adviser for the Fund is Reserve Management Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001-3701. RMCI has provided investment advice to investment companies within the Reserve family of funds since November 15, 1971. As of December 31, 2005, RMCI had over $32 billion in assets under management. RMCI manages the Fund, subject to policies adopted by the Trustees of the Trust, under the terms of an Investment Management Agreement with the Trust, on behalf of the Fund. The Investment Management Agreement provides that RMCI will furnish continuous investment advisory and other management and administrative services to the

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about the fund

Fund. For its services the Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each outstanding class of the Fund's shares, according to the following schedule:

Class	Comprehensive Management Fee
Treasurer's Trust	0.60%
75	0.55
R	0.80

The Distributor. The Fund's distributor, Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701, is an affiliate of RMCI. The Trust, on behalf of the Fund, has adopted Distribution Plans under Rule 12b-1, which allows the Class 75 and Class R shares of the Fund to pay distribution and service fees for the sale of shares and for services provided to shareholders. The amount payable under the distribution plans is 0.20% per year of the average net assets of the Fund's Class 75 and Class R shares, respectively. Since this fee is paid out of the assets of the Class 75 and Class R shares of the Fund on an on-going basis, over time these fees will increase the cost of your investment in those classes and may cost you more than paying other types of sales charges.

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How to Buy Shares

Share Classes. Presently, the Fund offers Class Treasurer's Trust, Class 75 and Class R shares, which are designed to offer a variety of pricing options and services to meet the needs of both individual investors and institutions that make Fund shares available to their customers. You will need to decide on a share class to purchase before making your initial investment. You should consider the size of your investment and the impact of potential costs over the life of your investment. Each share class is available to all investors who meet the investment minimum for the class, as described below. Each share class may not be available for purchase in all states.

Account Ownership. You will also need to specify whether you wish to open a corporate account, a joint account or an individual account. When an account is registered in the names of two people, either person is entitled to redeem any or all of the shares in the account. The Account Application provides that each party to a joint account will indemnify the Fund for actions taken on the instructions of the other party. The Fund will not be responsible for actions taken by either party with respect to this type of account.

How Fund Shares Are Priced. Investors pay no sales charges to invest in the Fund. The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is the Fund's net asset value per share (NAV) for that class of shares, reduced by any applicable redemption fee. The NAV is calculated by taking the total value of the assets of each share class, subtracting its liabilities, and then dividing by the number of shares of that class that are issued and outstanding. The Fund uses the amortized cost method of valuing its securities, which is a standard calculation that does not take into account unrealized gains or losses.

Calculation of Net Asset Value. The Fund's NAV is calculated as of its cut-off time for accepting purchase orders and redemption requests (the "cut-off time"). The cut-off time is 12:00 p.m. Eastern Time for the Fund. Generally, the NAV is not calculated and purchase and redemption orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except for Good Friday. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the NAV is not calculated and orders are not accepted on Columbus Day and Veterans Day when banks are closed. However, the NAV may be calculated and purchase and redemption orders accepted on any such day if RMCI determines it is in the shareholders' interest to do so. Your order will be priced at the next asset value calculated after your order is received by the Fund or by an authorized financial intermediary who has a sales agreement with Resrv Partners, Inc., the Fund's distributor. No purchase of shares will be modified or cancelled after the cut-off time set for calculating the Fund's NAV. The NAV for each Class of the Fund's shares is computed by dividing the value of the net assets of the Class by the number of outstanding shares of such Class. The valuation of the Fund's portfolio securities is based upon their amortized cost and does not take into account unrealized gains or losses. This method values a security at its cost and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, there may be some periods during which the value of a security determined by the amortized cost method would be higher or lower than the price the Fund would receive if it sold the security.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. RMCI will report to the Trustees any deviations of more than 0.25% from the Fund's NAV calculated using amortized cost basis. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to new investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a NAV per share solely by using available market quotations. The Fund cannot guarantee that its NAV will remain at $1.00 per share.

Minimum Investments. Different share classes are subject to different minimum initial and subsequent investment requirements, as indicated below. The reinvestment minimums may be reduced or waived in certain circumstances and may be changed by the Fund at any time.

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Minimum Initial and Subsequent Investment:

Share Class	Minimum Initial Investment	Minimum Subsequent Investment
Class Treasurer's Trust	None*	None**
Class 75	$1,000,000	None
Class R	None*	None**

  *  $1,000 for an IRA

  **  $250 for an IRA

Payment for Shares. All share purchases must be paid for in U.S. dollars. Foreign or travelers checks, cash, money orders, credit card convenience checks, "starter" checks or post-dated checks will not be accepted. In addition, in order to protect the Fund from check fraud, checks payable to third parties will not be accepted. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, we may not be able to open an account or may close an account at any time. All payments for share purchases must be made by one of the two methods noted below:

•  By check – You may purchase shares with a check drawn on a U.S. bank, payable to The Reserve or payable to and endorsed by the accountholder. You must include your account number (or Taxpayer Identification Number) on your check. A fee (currently $15) will be imposed if any check does not clear and the investor will be liable for any portfolio loss and costs the Fund incurs due to the returned check. Checks may be mailed or delivered to The Reserve, 1250 Broadway, 32nd Floor, New York, NY 10001-3701.

•  By Federal wire – Call The Reserve at 800-637-1700, between 8:30 a.m. and 6:00 p.m. Eastern time on any business day, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer.

Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

Purchasing Shares With Securities. Subject to the approval of the Trust, shares of the Fund may be purchased with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Fund intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in the same manner as they would be valued for purposes of pricing the Fund's shares if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

Share Certificates. Share certificates are not issued by the Fund.

Joint Ownership. When an account is registered in the name of two people for example a husband or wife, either person is entitled to redeem shares in the account. The Trust assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Account Application provides that persons who register their account jointly indemnify and hold the Trust harmless for actions taken by either party.

Investments Through Third Parties. Investments made through a third party such as a broker/dealer, financial institution or other financial intermediary, rather than directly with the Fund, may be subject to different policies and fees than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Under certain circumstances, the Fund may assist a third party in the collection of any such fees. You should consult a representative of the financial intermediary for more information.

Investments Through the Exchange Privilege. A shareholder may exchange Fund shares for shares of the same class of other Reserve and Hallmark funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new

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account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by the Fund's cutoff time in order be effected at the two funds' respective NAV's on that day. Exchange requests received after the cutoff time of either fund will be effected on the next day on which the Fund's NAV is calculated.

Exchanges are available by telephone, if you completed the "Redemptions and Exchanges by Telephone" information on your account application and marked the box to authorize telephone exchanges. Unless such authorization is withheld, the Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Fund may also require the use of a password or other form of personal identification. In addition, the Fund will provide written confirmation of exchange transactions. The Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

Exchanges of shares of one fund for shares of another fund is a taxable event and may result in a gain or loss for Federal income tax purposes. The exchange privilege may not be available to clients of some intermediaries and some intermediaries may impose additional or different conditions on exchanges by their clients. The exchange privilege may be modified or terminated at any time.

You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve and Hallmark family of funds, except that certain Hallmark Funds may be subject to an Early Redemption Fee on exchanges of shares held for 15 days or less before the exchange. The Funds may change or discontinue the exchange privilege at any time.

Reserve Automatic Asset-Builder Plan.SM You may make automatic purchases of shares of the Fund by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a Federal salary, certain veterans' benefits, or other regular payments from the Federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account. Please call The Reserve at 800-637-1700 or visit the "Form Library" in the "Literature Center" on our Web site, www.TheR.com, for an application.

Right to Refuse Purchases and Exchanges. The Fund reserves the right to refuse any purchase or exchange request for any reason.

Anti-Money Laundering Requirements. The Fund is subject to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism (USA PATRIOT ACT) Act of 2001 (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request such information from shareholders as will enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

How to Sell Shares

You may redeem your shares on any day that the Fund's NAV is calculated. Shares will be redeemed at the next NAV determined after a proper redemption request, by telephone or in writing, is received by the Fund, or by an authorized financial intermediary. Redemption requests received after the cut-off time for the calculation of the Fund's NAV on any day will be redeemed at the NAV calculated on the next business day.

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Redemption proceeds can be paid by check or by wire transfer. When redeeming recently purchased shares, please be aware that if the Fund had not yet collected payment for the shares you are selling, it will delay sending the proceeds until it has collected payment (usually not more than ten business days). The Fund may suspend the redemption of shares for over seven (7) days if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

A service fee of $100 may be charged for redemption checks of less than $100,000 by Class Treasurer's Trust shareholders and a fee of $2 may be charged for redemption checks of less than $100 by Class 75 and R shareholders. There will be a fee of $10 on all wire redemptions of less than $10,000 for Class 75 and R shares and a fee of $100 on all wire redemptions of less than $100,000 (except through a financial intermediary) for Class Treasurer's Trust shares. Service fees may be reduced or waived under certain conditions. The Funds assume no responsibility for delays in the receipt of wired or mailed funds. Each Fund's NAV is not calculated and redemption requests are not accepted on days the Federal Reserve is closed.

Telephone Requests. If you completed the "Redemptions and Exchanges by Telephone" information on your Account Application, you may redeem your shares by calling 800-637-1700. Telephone redemptions will be sent to the bank or brokerage account designated on the shareholder's Account Application, if any. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Fund, send a written request with a signature guarantee to the Fund. Telephone redemptions may also be sent to your home address provided that the Fund's records do not indicate that it has been changed within thirty (30) days of such redemption request. The Fund reserves the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. Unless you did not sign up for telephone privileges or the Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions which it reasonably believes to be genuine.

Written Requests. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s) and signature(s) of required account holders. A signature guarantee will also be required for the types of redemptions listed below. If you are redeeming shares held in your IRA, please call the Fund for information regarding the applicable withholding requirements.

Signature Guarantees. The following types of redemptions require written instructions and a medallion signature guarantee:

•  the redemption is for more than $10,000 and the redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

•  the account address has been changed within the past 30 days; or

•  the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Medallion signature guarantees are designed to protect both you and the Fund from fraud and reduce the risk of loss. A medallion signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide medallion signature guarantees. Joint account owners need only provide a signature guarantee for one of the account's registered owners.

Redemptions Through Third Parties. If you purchased or hold your shares through a financial intermediary, you should contact a representative of the financial intermediary for information about selling your shares. Redemptions through a financial intermediary may involve the firm's own redemption minimums, services fees or other requirements, which may be different from those described here. Under certain circumstances, the Fund may assist a third party in the collection of any such fees.

Redemptions Through the Exchange Privilege. A Shareholder may exchange Fund shares for shares of the same class of other Reserve and Hallmark funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges

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are available). Exchange requests must be received by each Fund's cutoff time in order be effected at the two funds' respective NAV's on that day. Exchange requests received after the cutoff time of either fund will be effected on the next day on which the Fund's NAV is calculated.

Exchanges are available by telephone if you completed the "Redemptions and Exchanges by Telephone" information on your account application and marked the box to authorize telephone exchanges. Unless such authorization is withheld, the Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Fund may also require the use of a password or other form of personal identification. The Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

Exchanges of the shares of one fund for the shares of another fund is a taxable event and may result in a gain or loss for Federal income tax purposes. The exchange privilege may not be available to clients of some Intermediaries and some Intermediaries may additional or different impose conditions on exchanges by their clients. The exchange privilege may be modified or terminated at any time.

Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve/Hallmark family of funds, except that shares of certain Hallmark equity funds may be subject to an Early Redemption Fee if they are exchanged within 15 days after they were acquired. The Fund may change or discontinue the exchange privilege at any time.

Redemptions in Kind. If the amount of a redemption request is large enough to affect the Fund's operations (for example, if the request is greater than $250,000 or 1% of the Fund's net asset value), the Fund reserves the right to make payment in portfolio securities rather than in cash ("redemption in kind"), without notice. A shareholder may incur transaction expenses in converting the securities received into cash.

Minimum Balance Requirement. Because of the expenses of maintaining shareholder accounts, if your account, other than an IRA account, has an average monthly account balance of less than $1,000 for Class R and $100,000 for Class 75, and there has been no shareholder activity in the account for the past 12 months, the Fund may, after 30 days' notice, charge a monthly low balance fee (currently $15) or may redeem the shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. Some financial intermediaries may establish different minimum balances and fee amounts.

Frequent Purchases and Redemptions

The Fund is designed as investment vehicle for short-term cash management and is intended to provide liquidity to shareholders. Purchases or sales of shares of the Fund, and exchanges between funds in the Reserve and Hallmark family of funds, should not be used to exploit short-term swings in the market. Frequent purchases and sales of Fund shares by investors may increase fund expenses and necessitate changes in portfolio management strategies. RMCI does not monitor or limit short-term trading activity in the Fund regardless of frequency. Accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, the Fund reserves the right to and may reject or cancel a purchase or exchange order for any reason, including if, in RMCI's opinion, there appears to be a pattern of excessive trading by an investor in other funds in the Reserve family of funds. In addition, the Trustees of the Reserve/Hallmark family of funds have adopted an Early Redemption Fee of 2.0% for certain Hallmark equity funds on redemptions or exchanges of shares that have been held for 15 days or less at the time of the redemption or exchange. The Fund may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, particularly with respect to orders made through omnibus accounts or retirement plans, and may not be able to reject all such orders, although it is the Fund's intention to do so.

10

shareholder services

Shareholder Services

The Fund offers a variety of shareholder services to make it more convenient to manage your account and to provide options to expand your investment opportunities. For more information on any of the following services, please call us at 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our Web site at www.TheR.com. Applications for some of these services are also available on our Web site in the "Form Library" of the "Literature Center." The following shareholder services are available to investors who hold their shares directly through Reserve. These services may not be available through financial intermediaries, who may offer different services. If you are purchasing or if you hold your Fund shares through a financial intermediary, please consult a representative of the intermediary regarding what shareholder services are available.

Reserve Easy Access.SM Easy Access is The Reserve's 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions.

Reserve OnLine Access.SM You may access your account activity for the previous six months, current price information and other information through On-Line Access at www.TheR.com. You must call Reserve at 800-637-1700 to activate On-Line Access.

Shareholder Communications. An account statement is sent to each shareholder at least quarterly. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Fund immediately. Failure to do so could result in the shareholder suffering a loss.

Additionally, shareholders receive an Annual Report, containing audited financial statements, and an unaudited Semi-Annual Report. Duplicate copies of shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report, will not be sent to related accounts at a common address, unless we receive instructions to the contrary from you. Shareholders who are clients of some Intermediaries will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. If you would like to receive additional copies of these materials, please contact the Funds or the financial intermediary through which you purchased your Fund shares.

Special Services. The Fund may charge shareholder accounts for specific costs incurred in processing certain shareholder requests including, but not limited to, providing copies of shareholder checks and account statements from past periods, stop payment orders and providing special research services.

Stop Payments. The Fund will honor stop payment requests on unpaid shareholder checks provided that it is advised of the correct check number, payee, check amount and date. Stop payment requests received by the Fund by the cutoff time will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

Reserve Automatic Asset-Builder Plan.SM The Asset Builder Plan enables you may make automatic share purchases by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a Federal salary, certain veterans' benefits, or other regular payments from the Federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account.

Reserve Automatic Transfer Plan.SM With the Automatic Transfer Plan, you may make free automatic transfers from your Fund account to the eligible checking, NOW or bank money-market deposit account that you designate. You may choose to have dividends or distributions transferred to your designated account on a monthly basis or to have a specific dollar amount transferred to your designated account on a monthly, quarterly or annual basis. There is a $25 minimum amount for these transfers. You may also have amounts transferred to your designated account from telephone redemptions of $100 and over. To be eligible for these services, you must have an account with a balance of at least $5,000, and submit an Automatic Transfer Plan application to the Fund.

11

shareholder services

Individual Retirement Accounts. Investors may use a Fund as an investment for an Individual Retirement Account (IRA). For more information call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day or visit the "Form Library" in the "Literature Center" on our Web site, www.TheR.com, for an IRA account application.

Reserve Cash Performance Account.SM The Reserve Cash Performance Account (Reserve CPA(R)) offers a comprehensive package of services, including unlimited, no minimum checking, and detailed monthly statements. A Visa Gold Check Card (with ATM access) and the Reserve Airline Rewards Program are available for an annual fee. There is no monthly fee, but a $1,000 minimum is required to open a Reserve CPA account.

Reserve Cash Performance Plus.SM The Reserve CPA "Plus"(R) (CPA+) offers all of the services included with the CPA account, plus a year-end summary statement and a free Visa Platinum Check Card (with ATM access). The Reserve Airline Rewards Program is available for an annual fee. There is a monthly fee of $5.00 and a $5,000 minimum is required to open a CPA+ account.

Reserve eChecking.® Reserve eChecking is another way you can make redemptions from your account through check writing privileges. Reserve eChecking is an on-line bill payment service, which provides the ability pay bills and more with point-and-click-convenience. You will be charged a fee, currently $4.95 per month, for unlimited transactions.

Reserve eDelivery.SM The Funds may provide electronic delivery of the prospectus and other shareholder communications by eDelivery. In order to receive this service, you must register your account and provide us with e-mail information. Please call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day for more information or enroll online at www.TheR.com/eDelivery. You must provide a verifiable e-mail address to enroll. Reserve eDelivery may not be available if you hold your Fund shares through a broker, dealer or other financial intermediary. Contact a representative of the financial intermediary for more information.

Shareholder Service Policies. The Fund's policies concerning the shareholder services are subject to change from time to time. The Fund reserves the right to increase the minimum initial investment amount and to change the minimum account size subject to a Low Balance Fee or involuntary redemption. The Fund further reserves the right to impose service charges for other special services provided to individual shareholders including, but not limited to, fees for returned checks, stop payment orders on checks, and special research services. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

12

dividends, distributions & taxes

Dividends, Distributions & Taxes

The following discussion is intended as general information only; it is not a complete analysis of the Federal tax implications of an investment in the Fund. Because each person's tax situation is unique, you should consult your own tax adviser(s) with regard to the Federal, state and local tax consequences of the purchase, ownership, exchange and redemption of Fund shares. If you invest through a tax-deferred account, such as a retirement plan, you generally will not pay tax on dividends and distributions paid by the Fund until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser. The applicable tax laws affecting the Fund and its shareholders are subject to change, including retroactive change.

The Fund intends to maintain its status as a regulated investment company for Federal income tax purposes, so that the Fund will not be liable for Federal income taxes on the amounts distributed to shareholders. However, it is possible that events could occur which could cause the Fund to incur some U.S. taxes.

Recently enacted legislation reduces the tax rate on certain dividend income and long-term capital gains. However, to the extent the Fund's distributions are derived from income on short-term debt securities and short-term capital gains, the Fund's distributions will not be eligible for this reduced tax rate. Distributions of any long-term capital gains earned by the Fund would be taxable to you as long-term capital gains, regardless of how long you have held your Fund shares.

All distributions are paid in the form of additional shares, unless you have requested that they be distributed to you in cash. This request may be made on your initial Account Application or by writing to the Fund. Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional Fund shares.

If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and may recognize gain or loss on the transaction. Such gain or loss will generally be capital gain or loss, if any, which will be subject to the rules on long-term capital gains and losses to the extent you have held your shares for more than one year. Because the Fund seeks to maintain a stable $1.00 NAV, you are not likely to recognize a gain or loss on the redemption or exchange of shares.

After the end of each year, the Fund will provide you with information about the dividends and distributions you received. If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your dividends, distributions and redemption proceeds.

The Fund will only purchase a municipal obligation or other tax-exempt security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., "tax-exempt"). To the extent that the dividends distributed by the Fund are from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. To the extent dividends distributed by the Fund are from bond interest income that is also excludable from gross income for the Arizona's income tax purposes, they are exempt from personal income tax of Arizona (and in certain circumstances, local income tax). Capital gain distributions are subject to Arizona income tax.

There is the possibility that events occurring after the date of issuance of a security, or after the Fund's acquisition of a security, may result in a determination that the interest on that security is, in fact, includible in gross income for Federal income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Certain investors may be subject to the alternative minimum tax (AMT) on dividends attributable to the Fund's investment in private activity bonds. Distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the Fund.

13

financial highlights

Financial Highlights

As the Fund has not yet commenced operations, no financial information is available as of the date of this Prospectus.

14

privacy policy

PROTECTING YOUR PRIVACY AT THE RESERVE*

Protecting Customer Information: Keeping your personal information secure is important to us at Reserve. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

Reserve requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

Who is Covered by Our Privacy Policy: This Privacy Policy applies to all current and former customers of The Reserve. Customers who receive information from Reserve through the Internet are covered by Reserve's Internet Security Statement, which is posted on our Web site at www.TheR.com. The site also contains links to unaffiliated Web sites. The Reserve is not responsible for the privacy practices or the content of such other Web sites. Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.TheR.com. You will be notified of any major change to the Privacy Policy.

Types of Information We Collect From our Customers:

•  Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

•  Information about your Reserve account, account transactions (e.g., account number, spending and payment history, use of online products and services) and other transactions with The Reserve and others.

•  Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•  If you visit our Web site, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our Web site keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time of the page request, the referring Web site (if any) and other parameters in the URL. We use this data to better understand Web site usage and to improve our Web site. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our Web site www.TheR.com for more information.

•  If you utilize Reserve's online services, we retain your user ID and password and information about your use of our Web site so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

Use of Information: When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to

(i)

privacy policy

administer our business. Reserve shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

•  Legal and Routine Business Reasons. Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve, such as printing statements, checks, etc.

•  Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by Reserve to market Reserve products and services exclusively.

•  Sharing Information within Reserve. The Reserve and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

Questions: If you have any questions, please call our Customer Service Department at 800-637-1700 between the hours of 8:30 a.m. and 6:00 p.m. (Eastern Time) or Page: (iii)send a letter to The Reserve, Attn: Administrative Department, 1250 Broadway, New York, NY 10001-3701

We constantly evaluate our procedures to protect personal information and make every effort to keep your personal information accurate and current. If you identify any error in your personal information or need to change that information, please contact us and we will update our records. If you have any questions, please contact us by e-mail at customerservice@TheR.com or call us at 800-637-1700.

Options Relating to Disclosure of Personal Information: We will not contact you regarding additional Reserve products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@TheR.com or call us at 800-637-1700. If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our Web site.

Ways you can protect your privacy:

Here are some measures to take to help prevent theft of your identity:

•  Do not share your account information, including personal or secret codes or passwords, with others.

•  Never provide confidential information to unknown callers.

•  Protect your account records including all statements and receipts.

•  Use a secure browser when doing business on the Internet, and exit online applications when finished.

(ii)

privacy policy

If you believe you may be a victim of identity theft, you should:

•  Contact Reserve customer service immediately.

•  Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

•  File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

•  Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

*  All references in this notice to "The Reserve" or "Reserve" include the Reserve family of funds, Reserve Management Corp., Reserve Management Co., Inc., or Resrv Partners, Inc., member NASD since 06/03.

(iii)

This Prospectus contains the information about the Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Fund, and is incorporated by reference into this Prospectus. Additional information about the Fund's investments will also be available in the Fund's Annual and Semi-Annual Reports. The Fund's Annual and Semi-Annual Reports will list the Fund's holdings, describe Fund performance, and include other information about the Fund's investments. You may obtain these documents without charge, make inquiries or request other information about the Fund by calling The Reserve toll free at 800-637-1700. You may also obtain these documents and the SAI from the Fund's Web site at www.TheR.com or by writing to The Reserve, 1250 Broadway, New York NY 10001-3701.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the public reference room, call 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investors are advised to read and retain
this prospectus for future reference.

1250 Broadway, New York, NY 10001-3701
212-401-5500

General Information and 24 Hour Yield and Balance Information
800-637-1700—www.TheR.com

Distributor — Resrv Partners, Inc.

RF/AZ03/06

Investment Company Act File Number: 811-10533

ARIZONA MUNICIPAL MONEY-MARKET FUND
of the Reserve Municipal Money-Market Trust

PROSPECTUS
MARCH 29, 2006

STATEMENT OF ADDITIONAL INFORMATION

ARIZONA MUNICIPAL MONEY-MARKET FUND
OF
RESERVE MUNICIPAL MONEY-MARKET TRUST

1250 BROADWAY, NEW YORK, N.Y. 10001-3701
212-401-5500 - 800-637-1700

The Reserve Municipal Money-Market Trust (the “Trust”) was organized as a Massachusetts business trust on October 1, 2002.  The Trust is an open-end management investment company registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “Investment Company Act”).  At the date of this Statement of Additional Information (“SAI”), the Trust had three authorized series, Arizona Municipal Money-Market Fund (the “Fund”), Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund.  The Fund offers Class Treasurer’s Trust, Class 75 and Class R shares.  Additional series and classes may be added by the Board of Trustees of the Trust (the “Trustees”) without a shareholder vote.

Reserve Management Co., Inc. (“RMCI” or the “Adviser”) serves as the Investment Adviser to the Trust.  Resrv Partners, Inc. (“RESRV”), an affiliate of RMCI, is the distributor of shares of the Fund pursuant to a distribution agreement between Resrv and the Trust.  RMCI and RESRV are located at 1250 Broadway, New York, NY 10001-3701.

This SAI is not a prospectus, and should be read in conjunction with the prospectus of the Fund dated October 11, 2005 (the “Prospectus”).  The Prospectus is incorporated by reference into this SAI and this SAI is incorporated by reference into the Prospectus.

A copy of the Prospectus may be obtained without charge by writing to the Trust at the address shown above or by calling RMCI, toll free at 800-637-1700.  The SEC maintains a Web site (http://www.sec.gov) where you can download the SAI, the Prospectus, the Annual Report, material incorporated by reference and other information regarding the Fund.

THIS SAI IS DATED MARCH 29, 2006.

Shares of the Fund are neither guaranteed nor insured by the
U.S. Government and there can be no assurance that the Fund
will be able to maintain a stable net asset value of $1.00 per share.

(i)

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to seek as high a level of short-term interest income exempt from regular federal income taxes and Arizona state and local personal income and/or property taxes, if any, for residents of Arizona as is consistent with preservation of capital and liquidity.

This investment objective is a fundamental policy for the Fund and may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act.  There can be no assurance that the Fund will achieve its objective.

The Fund seeks to attain its objective by investing principally in municipal obligations issued by Arizona and its political subdivisions.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FUNDAMENTAL POLICIES.  The Fund’s investment objective and the following fundamental investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.  A majority of the outstanding shares of the Fund means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund (a “Majority Vote”).  Under the Fund’s fundamental investment policies, the Fund may not:

(1)                                  borrow money except as a temporary or emergency measure (but not for the purpose of purchasing investment securities) and not in an amount to exceed 5% of the market value of its total assets;

(2)                                  issue senior securities except in compliance with the Investment Company Act;

(3)                                  act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(4)                                  invest more than 25% of its total assets in any particular industry, except to the extent that its investments may be concentrated exclusively in U.S. government securities and bank obligations or repurchase agreements secured by such obligations; with respect to not concentrating the Fund’s investment in any particular industry, the Fund may not invest more than

25% of its total assets in securities paying interest from revenues of similar type projects or industrial development bonds;

(5)                                purchase, sell or otherwise invest in real estate or commodities or commodity contracts; however, the Fund may purchase municipal obligations secured by interests in real estate;

(6)                                lend more than 33 1/3% of the value of its total assets, except to the extent its investments may be considered loans;

(7)                                sell any security short or write, sell or purchase any futures contract or put or call option; provided, however, the Fund shall have the authority to purchase municipal obligations subject to a stand-by commitment, at the Fund’s option; and

(8)                                make investments on a margin basis.

Although the Fund has determined to be a non-diversified investment company, in fact, like all money market funds, it will operate as a diversified investment company, and continues to do so.  Under Section 5(b) of the Investment Company Act, a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of its total assets and to not more than 10% of the outstanding voting securities of such issuer.  Any management company other than a diversified company is defined as a “non-diversified” company pursuant to Section 5(b)(2).

In order to maintain a $1.00 share price, the Fund will utilize the following practices:  maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Trustees to be of high quality with minimal credit risk.  To assess whether repurchase agreement transactions present more than minimal credit risk, the Trustees have established guidelines to ensure that these transactions are fully collateralized and to monitor the creditworthiness of all entities, including banks and broker-dealers, with whom the Fund proposes to enter into repurchase agreements.  Such procedures are reasonably designed, taking into account current market conditions and the investment objective of the Fund, to attempt to maintain the Fund’s net asset value per share (“NAV”) as computed for the purpose of sales and redemptions at $1.00 per share.

The Fund intends to comply with the diversification requirements of Rule 2a-7 under the Investment Company Act, which generally limit a money market fund to investing no more than 5% of its total assets in securities of any one issuer, except U.S. government securities, and, if such securities are not First Tier Securities (as defined in the Rule), to not more than 1% of its total assets.  A “single state” tax-exempt fund is also subject to this 5% limitation, but only as to 75% of its total assets.  With respect to the remaining

25% of the Fund’s assets, more than 5% may be invested in securities of a single issuer as long as the securities are “first-tier” securities (i.e., securities rated in the highest short-term category for debt by at least two nationally recognized statistical rating organizations, shares of another money-market fund, or U.S. government securities).

Money-market funds are also subject to the credit quality and maturity requirements of Rule 2a-7.  Accordingly, the Fund may invest only in securities with a remaining maturity of 397 days or less for individual securities and must maintain a dollar-weighted average portfolio maturity of 90 days or less.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations, that are, in the opinion of bond counsel to the issuer, exempt from state and local personal income and/or property taxes of Arizona and which are exempt from federal income taxes.  The Fund does not intend to borrow for investment purposes.

The 80% investment policy will not be applicable during periods when the Fund pursues a temporary defensive strategy, as discussed below.  The Fund’s 80% investment policy is fundamental and may not be changed without a Majority Vote.  Notwithstanding the foregoing investment restrictions, the Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.

Although not currently using a “master/feeder” structure, the Trust has obtained shareholder approval to use a “master/feeder” structure.  In that case, the Fund may become a “feeder fund” that would invest in a corresponding “master fund” rather than investing directly in securities.  The master fund, in turn, would invest in securities according to the strategies and policies described in this SAI.  A potential benefit of this structure is that the expenses of the master fund could be shared with any other feeder funds.

MONEY MARKET INSTRUMENTS AND INVESTMENT STRATEGIES

The following section contains more detailed information about the types of instruments in which the Fund may invest, the strategies the Fund may employ, and a summary of the related risks.  A particular type of instrument or strategy will be utilized only when, in the Adviser’s opinion, the utilization will help the Fund achieve its investment objective.

MONEY MARKET INSTRUMENTS

Money market securities are high-quality, short-term securities that pay a fixed, variable or floating interest rate.  Securities are often specifically structured so that they are eligible investments for a money-market fund having demand or put features, which have the effect of shortening the security’s maturity.  Municipal money-market securities include variable rate demand bonds, commercial paper, municipal notes and shares of municipal money market funds.

Debt securities are used by issuers to borrow money.  The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security.  Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.  Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.

The Fund may purchase floating rate and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days’ notice.  The Fund will not invest more than 10% of the value of its assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days’ notices.

The Fund may purchase participation interests in municipal obligations from financial institutions.  A participation interest gives the Fund an undivided interest in the municipal obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the municipal obligation.  These instruments may have fixed, floating or variable rates of interest.  Frequently, such instruments are secured by letters of credit or other credit support arrangements provided by banks.  These securities may be subject to greater risks than other money market securities because of their structure.

Interest received on certain otherwise tax-exempt securities (“private activity bonds”) is subject to the federal alternative minimum tax (the “AMT”).  The Fund may invest without limitation in tax-exempt municipal securities that are subject to the AMT.  Income received on such securities is classified as a “tax preference item,” which could subject certain shareholders of the Fund to the AMT.

U.S. TREASURY OBLIGATIONS.  The Fund may invest in obligations of, or obligations guaranteed by, the U.S. Treasury and backed by the full faith and credit of the U.S. government.  The Fund’s assets may be invested in direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds).  In addition, U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of obligations of the U.S. Treasury.  These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or (iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

U.S. GOVERNMENT SECURITIES.  The Fund may also invest in other U.S. government securities including instruments which are issued or guaranteed by agencies of the federal government and instrumentalities that have been established or sponsored by the U.S. government, and certain interests in the foregoing securities.  U.S. government securities include obligations such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), the Student Loan Marketing Association (“SLMA”) and the Federal Home Loan Bank (“FHLB”).  Some obligations of agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. government.  Other securities, such as obligations issued by FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation.  In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

BANK OBLIGATIONS.  The Fund may invest in bank obligations, including certificates of deposit, banker’s acceptances, time deposits and securities backed by a letter of credit of U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks.  A certificate of deposit is a negotiable certificate representing a bank’s obligation to repay funds deposited with it, which earns a specified rate of interest over a given period.  A banker’s acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer.  A time deposit is a non-negotiable deposit in a bank earning a specified interest rate over a given period of time.  A letter of credit is a guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

Domestic banks are subject to extensive government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.  Domestic commercial banks organized under federal law are supervised and examined by the Controller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC.  Domestic banks organized under state law are supervised and examined by state banking authorities and the FDIC, but are members of Federal Reserve System only if they elect to join.  As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness.  Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks.  U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the states in which they are located.  There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or other issuer than about a U.S. bank or other issuer, and such entities may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. issuers.  The Fund will treat bank money instruments issued by U.S. branches or subsidiaries of foreign banks (“Yankee dollar” obligations) as obligations issued by domestic banks only if the branch or subsidiary is subject to the same bank regulation as U.S. banks.

FOREIGN BANK OBLIGATIONS.  The Fund may also invest in obligations of foreign banks located in industrialized nations in Western Europe, as well as Australia and Canada and foreign branches of U.S. banks (“Eurodollar” obligations), which banks have, at the time of the investment, more than $25 billion in total assets or the equivalent in other currencies.  Eurodollar obligations and obligations of branches or subsidiaries of foreign depository institutions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligations or by government regulation.  Investments in obligations of foreign depository institutions and their foreign branches and subsidiaries will only be made if determined to be of comparable quality to other investments permissible for the Fund.  Investment in these securities involve risks which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest.  Furthermore, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. standards.  Evidence of ownership of Eurodollar and foreign obligations may be held outside the United States, and the Fund may be subject to the risks associated with the holding of such property overseas.  Eurodollar and foreign obligations of the Fund held overseas will be held by foreign branches of the Fund’s custodian or by other U.S. or foreign banks under sub-custodian arrangements complying with the requirements of the Investment Company Act.

COMMERCIAL PAPER.  The Fund may not invest in commercial paper.

MUNICIPAL OBLIGATIONS.  The Fund may also invest in municipal obligations.  Municipal obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities.  In addition, certain types of private activity bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.  Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

The two principal classifications of municipal obligations are “general obligation” bonds and “revenue” or “special obligation” bonds.  General obligation bonds are backed by the issuer’s faith, credit and taxing power.  Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed.  Private activity bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds.  The repayment of the principal and the payment of interest on such private activity bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligation and the pledge, if any, of real and personal property as security for such payment.

The Fund’s portfolio may also include “moral obligation” bonds which are normally issued by special purpose public authorities.  If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of a state or municipality.  Moral obligation bonds must meet the same credit quality standards as the other investments of the Fund.

The Fund will purchase securities which are rated MIG1 or MIG2 or Prime 1 or Prime 2 by Moody’s Investor Services, Inc. (“Moody’s”), SP-1 or SP-2 or A-1 or A-2 by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”).  Obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality to those rated securities in which the Funds may invest, pursuant to guidelines established by the Trustees.

Municipal obligations may bear fixed, variable or floating rates of interest.  Yields on municipal obligations are dependent on a variety of factors, including the general condition of the bond market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue or issuer.  Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation and legislative changes.  Because many municipal securities may be issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

Specific types of municipal obligations and the risks of each are described more fully below.

EDUCATION-RELATED BONDS.  There are two types of education-related bonds:  (i) those issued to finance projects for public and private colleges and universities, and (ii) those representing pooled interests in student loans.  Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding.  Student loan revenue bonds are generally offered by state authorities or commissions and are backed by pools of student loans.  Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the U.S. Department of Education through its guaranteed student loan program.  Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement.  Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans.  Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance.  Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

UTILITY BONDS.  The risks associated with municipal obligations issued by electric utilities include the availability and cost of fuel and capital, the effects of conservation on energy demand, the effects of rapidly changing environmental safety, and licensing requirements, and other federal, state, and local regulations, timely and sufficient rate increases, increasing competition, opposition to nuclear power and legislative changes.

HEALTHCARE BONDS.  A major revenue source for the health care industry is payments from the Medicare and Medicaid programs and, consequently, the industry is sensitive to legislative changes and reductions in spending for such programs.  Many other factors may affect health care-related debt instruments, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); legislative and regulatory changes by private and governmental agencies, as well as competition among health care providers.

HOUSING BONDS.  Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency.  Generally they are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue.  It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages.  Therefore, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow.  Many factors may affect the financing of housing projects, including but not limited to:  acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

TRANSPORTATION BONDS.  Transportation-related municipal securities may be issued to finance the construction of toll roads, highways, airports, or other transit facilities.  Airport bonds are dependent on the stability of the airline industry and a specific carrier who uses the airport as a hub.  Air traffic generally follows broader economic trends as well as the price and availability of fuel.  The cost and availability of fuel affects toll road bonds as do toll levels, the presence of competing roads and the general economic health of an area.  Fuel costs and availability generally affect all transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

WATER AND SEWER BONDS.  Water and sewer revenue bonds are often considered to have relatively secure credit due to their issuer’s importance, monopoly status, and generally unimpeded ability to raise rates.  Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults and could in the future.  Further, public resistance to rate increases, costly environmental litigation, and federal environmental mandates are challenges faced by issuers.

GUARANTEES AND LETTERS OF CREDIT.  In view of the Fund’s investment in industrial private activity bonds and notes secured by letters of credit or guarantees of banks, an investment in the Fund’s shares should be made with an understanding of the characteristics of the banking industry and the risks such an investment may entail.  Banks are subject to extensive government regulations which may limit both the amounts and types of loans and other financial commitments that may be made and interest rates and fees that may be charged.  The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money-market conditions.  In addition, general economic conditions play an important part in the operations of the banking industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations under a letter of credit.

WHEN-ISSUED OBLIGATIONS.  Municipal obligations are sometimes offered on a “when-issued” or delayed delivery basis.  There is no limit on the Fund’s ability to purchase municipal securities on a when-issued basis.  The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made but delivery and payment for the when-issued securities takes place at a later date.  Normally, the settlement date occurs within one month of the purchase of such municipal obligations.  During the period between the purchase and settlement dates, no payment is made to the issuer by the Fund and no interest accrues to the Fund on such securities.  To the extent that assets of the Fund purchasing such securities are not invested prior to the settlement of a purchase of when-issued or delayed delivery securities, the Fund will earn no income.  However, it is the Fund’s intent to be as fully invested as is practicable.  While the Fund may sell when-issued securities prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually taking delivery of them, unless a sale appears desirable for investment reasons.  At the time the Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its NAV.  The Fund will also maintain readily marketable assets at least equal in value to its commitments to purchase securities, specifically for the settlement of such commitments.  The Adviser does not believe that the Fund’s NAV or income will be adversely affected by the purchase of obligations on a when-issued or delayed delivery basis.

INVESTMENT STRATEGIES

The Fund may also employ the following investment strategies:

REPURCHASE AGREEMENTS.  The Fund may invest in securities pursuant to repurchase agreements (“repos”).  Under such agreements, the Fund purchases and simultaneously contracts to resell securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement.  This results in a fixed rate of return insulated from market fluctuations during such period.  The Fund will limit repos to those financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Trust’s Trustees.  To reduce the risk of incurring a loss on a repo, the Fund will follow procedures to provide that all repos are at least 100% collateralized as to principal and interest.  The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of a repurchase agreement.  The Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the Fund’s account at the Fund’s custodian.

A repo may be construed to be a collateralized loan by the purchaser to the seller, secured by the securities transferred to the purchaser.  In general, for Federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities “sold.”  Therefore, amounts earned under such agreements, even if the underlying securities are tax-exempt securities, will not be considered tax-exempt interest.

Repos could involve risks in the event of a default of the counter-party to the repo agreement, including possible delays, losses or restrictions upon the Fund’s ability to dispose of the underlying securities.  In the event of a default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price.  Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of such collateral.  In the event of a default, instead of the contractual fixed rate of return, the rate of return would be dependent upon intervening fluctuations of the market value of the security and the accrued interest on the security.  The Fund may have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

REVERSE REPURCHASE AGREEMENTS.  It is the Fund’s policy that reverse repurchase transactions will be entered into for temporary purposes only and, when aggregated with other borrowings, will not exceed 5% of the value of the total assets of the Fund at the time of the transaction.  Reverse repurchase agreements (“reverse repos”) involve the sale of money market securities held by the Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest and interest payment.  In a typical reverse repo transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of the security to the repo counter-party, in return for receiving a percentage of the security’s value.  During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account containing U.S. government or other appropriate liquid securities that have a value equal to the repurchase price. A reverse repurchase agreement involves the risk that the counterparty will fail to return the securities involved in such transaction, in which event the Fund may suffer time delays and incur costs or possible losses in connection with the transaction.

INVESTMENTS IN ILLIQUID SECURITIES.  Illiquid securities generally are any securities that cannot be disposed of promptly, in the ordinary course of business, at approximately the amount at which the fund has valued the instruments.  The Fund may invest in illiquid securities if such investments would not exceed 10% of the Fund’s net assets.  The liquidity of the Fund’s investments is monitored under the supervision and direction of the Fund’s Trustees.  Investments currently considered illiquid include repos not maturing within seven days and certain restricted securities.

BORROWING.  The Fund has the authority to borrow money, including through reverse repo transactions, for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets.  The Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash.  Borrowing subjects the Fund to interest costs.  Borrowing could also involve leverage if securities were purchased with the borrowed money.  To avoid this, the Fund will not purchase securities while borrowings are outstanding.

The Fund could suffer a loss in the event that there are losses on investments made with such collateral. In the event the borrower defaults on its obligations, the Fund could suffer a loss where the market value of securities received as collateral falls below the market value of the borrowed securities.  The Fund could also experience delays and costs in gaining access to the collateral.

CREDIT QUALITY.  The SEC has adopted regulations that dictate the credit quality requirements for money market funds.  These require the Fund to invest exclusively in high-quality securities.  Generally, high-quality securities are securities that are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSRO”), or by one if only one NRSRO has rated the securities, or, if unrated, securities determined to be of comparable quality by the Adviser pursuant to guidelines adopted by the Trustees.  High-quality securities may be “first tier” or “second tier” securities.  First tier securities may be rated within the highest category or determined to be of comparable quality.  Money market fund shares and U.S. government securities are also first tier securities.  Second tier securities generally are rated within the second-highest category.  Should a security’s high-quality rating change after purchase by the Fund, the Adviser would take such action, including no action, determined to be in the best interest of the Fund.

RISKS OF INVESTING IN THE FUND

The principal risk factors associated with an investment in the Fund are the risk of fluctuations in short-term interest rates and the risk of default among one or more issuers of securities which comprise the Fund’s assets.

CREDIT RISK.  This is the risk that the issuer will not make timely payments of principal and interest.  The degree of credit risk depends on the issuer’s financial condition and on the terms of the bonds.  This risk is reduced to the extent the Fund limits its debt investments to U.S. Treasury or U.S. government securities.

INTEREST RATE RISK.  Interest rate risk is the risk that prices of debt securities generally increase when interest rates decline and decrease when interest rates increase.  In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.  The Fund may lose money if interest rates rise sharply in a manner not anticipated by Fund management.  However, when interest rates fall, the Fund’s yield will typically fall as well.

MUNICIPAL SECURITIES RISK.  Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.  Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

The value of municipal securities may be affected by uncertainties in the municipal market-related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy.  Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced from time to time.  Proposals also may be introduced before the individual state legislatures that would affect the state tax treatment of a municipal fund’s distributions.  This could have a significant impact on the prices of some or all of the municipal securities held by the Fund, making it more difficult for a money-market fund to maintain a stable net asset value (“NAV”) per share.

Debt and money-market securities have varying levels of sensitivity to changes in interest rates.  In general, the price of a debt or money-market security can fall when interest rates rise and can rise when interest rates fall.  Securities with longer maturities can be more sensitive to interest rate changes.  The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.  In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction.  Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.  A major increase in interest rates or a decrease in the credit quality of the issuer of one of the Fund’s investments could cause the Fund’s share price to decrease.

Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer’s securities.  Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.  Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes.  Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.  If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.  In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

Yields on municipal securities depend on a variety of factors, including general economic and monetary conditions, money-market factors, conditions in the tax-exempt securities market, size of a particular offering, maturity of the obligation and rating of the issue.  The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

TEMPORARY DEFENSIVE POSITIONS.  The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and this SAI.  However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies to attempt to respond to adverse market, economic, political or other conditions.  Further, in an extreme emergency, the Fund would maintain a large percentage of uninvested cash.  If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

Although it is not the current intention, from time to time the Fund may invest in taxable short-term investments (“taxable investments”) consisting of obligations backed by the full faith and credit of the U.S. government, its agencies or instrumentalities (“U.S. Government Securities”), deposit-type obligations, acceptances, letters of credit of FDIC member banks and instruments fully collateralized by such obligations, including repurchase agreements.  Unless the Fund has adopted a temporary defensive position, no more than 20% of the net assets of the Fund will be invested in taxable investments at any time.

STATE-SPECIFIC RISK.  The Fund’s investment in securities issued by Arizona and its political subdivisions provides a greater level of risk than a fund which is invested across numerous states and municipal entities because the Fund’s investment securities may be more susceptible to any single economic, political or regulatory occurrence.  The ability of Arizona or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; as well as the underlying condition of the state, and its municipalities, etc.  However, the Fund intends to qualify as a “regulated investment company” for purposes of the “Subchapter M” of the Internal Revenue Code.  This limits the aggregate value of all investments (except United States government securities, securities of other regulated investment companies, cash and cash items) so that, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer.

In addition, the Fund follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds.  These require the Fund to invest exclusively in high-quality securities.  Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSRO”s), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Trustees.  High-quality securities may be “first tier” or “second tier” securities.  First tier securities may be rated within the highest category or determined to be of comparable quality by the investment manager.  Money market fund shares and U.S. government securities also are first tier securities.  Second tier securities generally are rated within the second-highest category.  Should a security’s high-quality rating change after purchase by the Fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the Fund by the Trustees.  For more information about the ratings assigned by NRSROs, refer to the Appendix section of the SAI.

RISK FACTORS OF CONCENTRATING IN ARIZONA.  There are additional risks particular to Arizona.  The Fund invests primarily and generally predominately in municipal money market securities issued by or on behalf of Arizona or its counties, municipalities, authorities or other subdivisions.  The Fund’s securities are subject to the same general risks associated with other municipal funds’ securities.  In addition, their values will be particularly affected by economic, political, geographic and demographic conditions and developments within Arizona.  A fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.  The ability of Arizona or its municipalities to meet their obligations will depend on the availability of tax and other revenue; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities.

Arizona’s economy relies principally on tourism, trade, manufacturing and construction.  The state is constitutionally prohibited from issuing general obligation bonds.  As a result, Arizona municipal bonds are issued by local jurisdictions (such as cities and school districts) or are tied to specific projects.  Arizona’s constitution also imposes limitations the debt of local governments and school districts, which may affect the ability of the issuers to generate revenues to satisfy their debt obligations.  Arizona’s current debt ratings are “A1” by Moody’s and “AA-” by Standard & Poor’s. Standard & Poor’s currently has a negative outlook on its rating.

PORTFOLIO TRANSACTIONS

PORTFOLIO TRANSACTION FEES.  Investment transactions by the Fund are normally principal transactions at net prices.  Therefore the Fund does not normally incur brokerage commissions.  Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices.

The Adviser places all orders for the purchase and sale of the Fund’s investment securities, subject to the overall supervision of the officers and the Trustees of the Fund.  In the purchase and sale of investment securities, the Adviser will seek to obtain prompt and reliable execution of orders at favorable prices and yields.  In determining the best net results, the Adviser may take into account a dealer’s operational and financial capabilities, the type of transaction involved, the dealer’s general relationship with the Adviser, and any statistical or research provided by the dealer to the Adviser.  To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined by the Adviser.  Dealers who execute investment securities transactions may also sell shares of the Fund.  However, any such sales will not be a factor in the selection of dealers.

DISCLOSURE OF PORTFOLIO HOLDINGS.  A complete list of the Fund’s portfolio, as of the previous day if available, will be sent via facsimile at no charge by calling 800-637-1700. This information is available to any person or entity on request. Since the Fund considers this information to be publicly available, there is no restriction on the redistribution of the information. The Fund’s chief investment officer is responsible for authorizing the daily release of the portfolio holdings. The Adviser and the Trustees will review, at least annually, the costs and benefits of disclosing these portfolio holdings to confirm that such disclosure continues to be in the best interests of the Fund and its shareholders.

FEE ALLOCATION.  When orders to purchase or sell the same security on identical terms are simultaneously placed for the Fund and other investment companies managed by the Adviser, the transactions are allocated as to amount in accordance with the amount of the order placed for each fund.  The Adviser may not always be able to purchase or sell a security on identical terms for all funds affected.

MANAGEMENT OF THE TRUST

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all material agreements between the Fund and the Fund’s service providers.

The Board of Trustees has an Audit Committee, a Nominating Committee and a Valuation Committee.  The Audit Committee consists of all of the Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act (the “Independent Trustees”).  The Audit Committee reviews the Fund’s compliance procedures and practices, oversees its accounting and financial reporting policies and practices and oversees the quality and objectivity of its financial statements and the independent audit thereof.  The Audit Committee is comprised of Messrs. Montgoris and Ehlert.  Mr. Montgoris has been determined to meet the qualifications of an audit committee financial expert. .  The Nominating Committee is comprised of Messrs. Montgoris and Ehlert and evaluates the qualifications of candidates and nominates individuals to serve as Independent Trustees when required. While the Nominating Committee is solely responsible for the selection and nomination of the Independent Trustees, it may consider nominations for the office of Trustee made by Fund shareholders or by management in the same manner as it deems appropriate.  Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Funds, include all appropriate biographical information and set forth the qualifications of the proposed nominee. The Secretary of the Funds will forward all nominations received to the Nominating Committee. The Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, oversees the Fund’s valuation procedures. The Audit Committee met three (3) times, the Nominating Committee met once and the Valuation Committee did not meet during the fiscal year ended May 31, 2005.  The Valuation Committee is comprised of Messrs. Montgoris and Ehlert.

BIOGRAPHICAL INFORMATION.  Biographical information relating to the Independent Trustees, the Officers of the Fund and the Trustee who is an “interested person” of the Fund, as defined in the Investment Company Act (the “Interested Trustee”), is set forth below.  The Trustees and the Officers of the Fund oversee seven registered investment companies, with 31 portfolios, in the Reserve and Hallmark fund complex.

Name, Address, Age	Positions With the Funds	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships

Interested Trustee

Bruce R. Bent†* Age: 68 1250 Broadway New York, NY 10001	Chairman, President and Treasurer	Trustee since inception Chairman and Chief Executive Officer since 2000

Chairman of Reserve Management Company, Inc. (“RMCI”) since 2005.
President of RMCI from 2000-2005, Director and Chairman of ReserveManagement Corporation (“RMC”)since 2000, Chief Executive Officer of RMC from 2000 to 2005, and Chairman and Director of Resrv Partners, Inc. (“RESRV”) since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990.
Co-founder of The Reserve Fund in 1970; officer thereof since 1970; former Chief Executive Officer of the trusts in the Reserve/Hallmark family of funds.

Independent Trustees

Edwin Ehlert, Jr. Age: 75 2517 Highway #35, Bldg. J Manasquan, NJ 08736		Trustee Since inception	Retired. President, Premier Resources, Inc. (meeting management firm) since 1987.

William J. Montgoris Age: 59 286 Gregory Road Franklin Lakes, NJ 07417		Trustee Since 1999	Retired since 1999; Chief Operating Officer of The Bear Stearns Companies, Inc. from 1979 to 1999; Director of Stage Stores, Inc. (retailing) since 2004.

Officers Who Are Not Trustees

Bruce R. Bent II† Age: 40 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer

Vice Chairman, President, Assistant  Secretary of RMCI since 2005, Assistant Treasurer of RMCI since 2000, Senior Vice President and Secretary of RMCI from 2000 to 2005;Vice Chairman  and Assistant Secretary of RMC since 2005, Senior Vice President and Assistant Treasurer of RMC since 2000; Vice Chairman of RESRV since 2005 and Secretary, Assistant Treasurer and Director of RESRV since 2000; former Trustee of certain trusts and former President of all trusts in the Reserve/Hallmark family of funds.

Arthur T. Bent III† Age: 37 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary

Vice Chairman of RMCI since 2005; Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI since 2000; Vice Chairman of RMC since 2005, President, Treasurer and Assistant Secretary of RMC since 2000; Vice Chairman of RESRV since 2005 and Treasurer, Assistant Secretary and Director of RESRV since 2000, former Treasurer and Chief Financial Officer of the trusts in the Reserve/Hallmark family of funds.

Amy W. Bizar Age: 59 1250 Broadway New York, NY 10001	Secretary and General Counsel

General Counsel and Secretary of RMCI and RMC since 2004; General Counsel of RESRV since 2004; Assistant Secretary of RESRV since 2005,Vice President and Senior Counsel, Banking and Regulatory Affairs, GE Consumer Finance - Americas, from 1998 to 2003.

Patrick J. Farrell Age: 46 1250 Broadway New York, NY 10001	Chief Financial Officer

Chief Financial Officer of RMCI and RMC since 2006 Chief Financial Officer, Treasurer and Assistant Secretary of MainStay Funds, Eclipse Funds and MainStay VP Funds; Principal Financial Officer of McMorgan Funds; Managing Director of New York Life Investment Management—2001 to 2005.

*  Mr. Bruce Bent is an “interested person” of the Funds as defined in Section 2(a) (19) of the Investment Company Act due to his positions with RMC, RMCI and RESRV.

**  Each Trustee shall hold office until he resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the non-interested Trustees. Trustees need not be Shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.

† Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

Effective March 22, 2005, Messrs. Bent II, Arthur T. Bent, III, Donnelly, Stalzer, Foye and Harrington resigned from the Board of Trustees of the Trusts.  Effective May 12, 2005, Mr. Viklund resigned from the Board of Trustees of the Trusts. These resignations are part of the Funds’ efforts to comply with recently enacted SEC rules regarding board composition.

TRUSTEE SHARE OWNERSHIP.  As of December 31, 2005 the Trustees were the beneficial owners of the equity securities of the Fund, and of all the Funds and Trusts in the Reserve and Hallmark fund complex overseen by each Trustee (the “Supervised Funds”), as indicated below:

	Aggregate Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in all Supervised Funds

Interested Trustee:

Bruce R. Bent	None	over $100,000

Independent Trustees:

Edwin Ehlert, Jr.	None	over $100,000

William J. Montgoris	None	$50,001-$100,000

* As of December 31, 2005, the Fund had not commenced operations.

As of December 31, 2005 neither the Independent Trustees nor any of their immediate family members owned beneficially or of record any securities of the Adviser, Resrv Partners, Inc. (“Resrv” or the “Distributor”) or an entity controlling, controlled by or under common control with the Adviser or the Distributor.  As of the date of this SAI, RMCI, as sole initial shareholder, owned all of the outstanding shares of each class of the Fund.

TRUSTEE COMPENSATION.  The Independent Trustees are paid a fee of $3,500 for each Board meeting of the Trust that they attend in person, a fee of $1,000 for each joint telephonic meeting of the Trust that they participate in, and an annual fee of $40,000 for service to all of the trusts in the Reserve/Hallmark fund complex and reimbursement for any out-of-pocket expenses of attending meetings.  These fees and expenses are allocated among the funds in the Reserve/Hallmark fund complex on the basis of each fund’s relative net assets.  The Trustees do not receive any pension or retirement benefits. The Audit Committee members receive an annual committee fee of $2,000 and a fee of $1,000 for each telephonic meeting of the Audit Committee that they participate in that is held separately from a Board meeting.  Mr. Montgoris receives an annual fee of $25,000 for his service as an audit committee financial expert for the trusts for which he serves as such.

For the fiscal year ended May 31, 2005, the Independent Trustees received the following compensation from Funds and Supervised Funds. Mr. Bruce Bent does not receive compensation.

Compensation from the Trust	Compensation from all Reserve/Hallmark Trusts

$37	$325,305

Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust. Neither the interested Trustee nor the Officers of the Fund receive any compensation from the Trust or the Fund.

CODE OF ETHICS.  The Trust, its Adviser and Resrv have adopted a Code of Ethics (the “Code”), respectively, conforming to the requirements of the Investment Company Act. The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of the Trust’s investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require advisers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, the Trust and the Adviser have developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. Under the Code, an Access Person may only engage in personal securities transactions in accordance with the procedures and guidelines established. The Code does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers’ acceptances, bank certificates of deposit, commercial paper or municipal bonds.

PROXY VOTING.  The Trustees have delegated proxy voting authority with respect to the Fund’s portfolio securities to RMCI. In accordance with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, RMCI has adopted and implemented the proxy voting policy and procedures set forth in Appendix A to this SAI with respect to the Trust. RMCI believes that the policy and procedures ensure that proxies are voted in the best interests of the Fund, in accordance with its fiduciary duties and applicable rules and regulations.

RMCI’s proxy voting policies and procedures are available upon request. Please contact The Reserve, 1250 Broadway, New York, NY 10001-3701, attn: Client Services or call 888-823-2867 to request a copy.

INVESTMENT MANAGEMENT ARRANGEMENTS

RMCI, located at 1250 Broadway, New York, NY 10001-3701, serves as the investment adviser to the Trust.  Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III are considered “controlling persons” of RMCI based on their direct and indirect securities ownership.

INVESTMENT MANAGEMENT AGREEMENT.  The Trust, on behalf of the Fund, has entered into an Investment Management Agreement with the Adviser (the “Management Agreement”) which provides for a comprehensive management fee structure.  Under the Management Agreement, RMCI manages the Fund’s investments in accordance with its investment objective and policies, subject to the overall supervision of the Trustees.

Under the terms of the Management Agreement, RMCI is paid a comprehensive management fee (the “Management Fee”), which includes the advisory fee, and administrative fee all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including but not limited to, federal and state registration fees, costs of shareholder meetings, including proxy solicitations, the compensation of the chief compliance officer and related expenses, payments pursuant to the Trust’s distribution plan, the fees and expenses of the Independent Trustees and fees of the independent counsel to the Independent Trustees for which the Fund pays its direct or allocated share. The Management Fee is paid on the average daily net assets of the Fund according to the following schedule:

Treasurer's Trust	R	75
0.60%	0.80%	0.55%

From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund that would have the effect of lowering the Fund expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate and other payments to Intermediaries.

APPROVAL OF THE MANAGEMENT AGREEMENT.  In approving the Management Agreement, the Board, including the Independent Trustees, considered the following factors: (1) the nature, extent, and quality of the services to be provided by RMCI; (2) the investment performance of RMCI; (3) the costs of the services to be provided and profits expected to be realized by RMCI and its affiliates from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors.

The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other registered investment companies advised by RMCI for comparable services.  As the Fund had not yet commenced operations, the Board discussed and considered the investment performance of other funds advised by RMCI.

The Board received, analyzed and considered a profitability analysis of RMCI based on the fees payable under the Management Agreement, including any fee waivers or fee caps, and the costs expected to be incurred to provide required services, as well as other relationships between the Fund on the one hand and RMCI affiliates on the other.  The Board noted that, as the comprehensive management fee proposed to be paid by the Fund was currently structured, fee levels did not reflect any economies of scale that potentially could be realized.

The Board reviewed and considered the advisory fee to be paid to RMCI in light of the extent and quality of the advisory services to be provided.  Additionally, the Board received and considered information comparing the management fee with the fees charged by other advisers to funds with investment mandates similar to the Fund’s.

Conclusions

In selecting RMCI and approving the Management Agreement and the management fee under such agreement, the Board concluded that:

•        the Board was satisfied with the nature, extent and high quality of the investment advisory services expected to be provided to the Fund by RMCI, recognizing the premier services and performance RMCI historically has provided to money market funds in the Reserve family of funds when compared to competitors.

•        RMCI’s profitability based on proposed fees payable under the Management Agreement was reasonable in light of the nature, extent and quality of the services to be provided to the Fund thereunder, given that the size of the Fund, and hence RMCI’s profitability, was largely speculative at the time of the Board’s consideration.

•        in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that RMCI and its affiliates may receive were considered reasonable.

•        when the management fee was compared to other RMCI-advised money market funds and to other municipal funds advised by other managers, the Fund’s proposed fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement with respect to the Fund.

The Independent Trustees met on September 22, 2005 to reconsider their previous determinations regarding the Management Agreement in light of certain deficiencies in internal controls identified by RMCI related to reconciling bank statements, monitoring compliance with certain Internal Revenue Code requirements and identifying and collecting amounts due certain of funds in the Reserve/Hallmark complex. The Independent Trustees were advised that these matters had previously been discussed with the Audit Committee and the Fund’s independent auditors and that RMCI has instituted additional procedures to enhance its internal controls for the Funds and committed to continue to strengthen the Funds overall control environment. The Independent Trustees were further advised that the identified deficiencies had no material impact to shareholders, fund net asset value or fund performance.

The Independent Trustees expressed concern about the quality of certain non-advisory services provided by RMCI but were satisfied with steps RMCI had taken and had committed to take. Based on consideration of all factors they deemed relevant, including the steps taken by RMCI and RMCI’s commitment to continue to strengthen the overall control environment, the Independent Trustees reaffirmed their previous determinations to approve the Management Agreement.

DISTRIBUTION ARRANGEMENTS

DISTRIBUTION PLANS.  The Trust has adopted a distribution plan under Rule 12b-1 of the Investment Company Act (the “Distribution Plan”) with respect to Class R and Class 75 shares of the Fund.  Under the Distribution Plan, the Fund pays distribution

(12b-1) fees on the average daily net assets of those classes at the rate of 0.20%, regardless of the amount of distribution expenses incurred.

DISTRIBUTION AGREEMENT.  The Trust, on behalf of the Fund, has entered into a distribution agreement with Resrv (the “Distributor”), an affiliate of RMCI (the “Distribution Agreement”) for the distribution of the Fund’s shares.  The Trust has authorized the Distributor, in connection with their sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus.  Sales may be made only by Prospectus.  Resrv, located at 1250 Broadway, New York, NY 10001-3701, acts as the “principal underwriter” for the Fund and as such arranges for the continuous offering of shares of Class R and Class 75.  The Distributor has the right to enter into selected dealer agreements with Intermediaries of its choice for the sale of Fund shares.  Resrv’s principal business is the distribution of mutual fund shares.

Resrv pays brokers, financial institutions and other financial intermediaries (“Intermediaries”) for services to the Fund’s shareholder accounts for Class R and Class 75 shares (“distributed accounts”) at an annual rate of 0.20% of the average daily net assets of the distributed accounts serviced by such Intermediary.  Such services may include, but are not limited to, the establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investments in Fund shares from the Intermediary’s clients accounts.  Substantially all such payments are expected to be paid to Intermediaries for distribution and administrative services.  The Fund may use a portion of the distribution payments to pay for sales materials or other promotional activities directly.  The Trust’s Controller or Treasurer reports the amounts and uses of distribution payments to the Board quarterly and in connection with the Trustees’ annual consideration of the renewal of the Distribution Plan and related agreements.  The Trustees have determined that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders.

In addition to the amounts paid under the Distribution Agreement and the Distribution Plan, RMCI may, at its discretion, pay an Intermediary amounts from its own resources.  The rate of any additional amounts that may be paid will be based on the analysis by RMCI of the contribution that the Intermediary makes to the Fund by increasing assets under management and reducing expense ratios, the costs that the Fund might bear if such services were provided directly by the Fund or by another entity and the possibility of assets being withdrawn from the Fund with a corresponding increase in the Fund’s expense ratio.

APPROVAL OF DISTRIBUTION ARRANGEMENTS.  The Distribution Plan and the Distribution Agreement may be renewed from year to year, if approved by the Trustees and by the vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in such Distribution Plan or Distribution Agreement, cast in person at a meeting called for the purpose of voting on such renewal.  All material amendments to the Distribution Plan or the Distribution Agreement must be approved by a vote of the Trustees and of the non-interested Trustees, cast in person at a meeting called for the purpose of such vote.  The Distribution Plan or Distribution Agreement may not be amended to increase materially the amount to be spent for distribution without shareholder approval.  The Distribution Plan and the Distribution Agreement may be terminated at any time by a vote of the majority of the outstanding voting securities of the Fund or the relevant class if the termination related to a particular class of shares of the Fund, or by a vote of the non-interested Trustees.  The Distribution Agreement will terminate automatically in the event of its assignment.

OTHER SERVICE PROVIDERS

TRANSFER AGENT.  The Trust acts as its own transfer and dividend-paying agent.

CUSTODIAN.  J.P. Morgan Chase & Co., 4 New York Plaza, New York, NY 10004 is the custodian of the assets of the Fund (the “Custodian”) pursuant to a Custodian Agreement with the Trust on behalf of the Fund.

Independent Registered Public Accounting Firm.

The Audit Committee has selected KPMG LLP, 345 Park Avenue, New York, NY 10154 as the Trust’s independent registered public accounting firm.

HOW TO BUY AND SELL SHARES

Information relating to the calculation of net asset value and to the purchase and redemption of shares of the Fund is located in the Prospectus.

SHAREHOLDER SERVICES

In addition to the shareholder services described in the Prospectus, the following services are available.

RESERVE CASH PERFORMANCE ACCOUNTS.  The Reserve Cash Performance Account (“CPA”) and the Reserve Cash Performance Account Plus (“CPA “Plus”“) provide a comprehensive package of additional services to investors.  You will need to complete the application or a signature card (for existing accounts) and certain other documentation, in order to use these services.  These packages provide a checking arrangement whereby you can write checks in any amount against your account.  Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Fund.  Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment.  Your checks will be returned and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds.  All transaction activity, including check redemptions, will be reported on your account statement.  Checking may not be available to clients of some Intermediaries.

A VISA Debit Card is also available with these packages.  There is a $10.00 annual fee for the VISA Debit Card to CPA investors. There is no additional fee for CPA Plus investors.  The VISA Debit Card functions exactly as a conventional VISA credit card does, except that the cardholder’s account is automatically charged for all purchases and cash advances, thus eliminating monthly billing and finance charges. You may also use your VISA Debit Card to get cash at ATMs. Investors have a choice of receiving a cash rebate, currently 1%, on all VISA purchases, which is credited to their account, or, for an additional $35, participating in the Reserve Airline Rewards Program.  As with the checking facility, VISA charges are paid by liquidating shares in your account, but any charges that exceed the balance at the time they are presented will be rejected.  VISA Debit Card issuance is subject to credit approval.  The Trust, VISA or the bank may reject any application for checks or debit cards and may terminate an account at any time.  Conditions for obtaining a VISA Debit Card may be altered or waived by the Fund either generally or in specific instances.  The checks and VISA Debit Card are intended to provide investors with easy access to their account balances.

Participants should refer to the VISA Account Shareholder Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Debit Card.  If a card is lost or stolen, the cardholder should report the loss immediately by telephoning the issuing bank, currently Bank One at 800-VISA-911 or 800-847-2911, which can be reached 24 hours a day, seven (7) days a week or telephoning the Fund at 800-637-1700 or 212-401-5500 on Monday through Friday, 8:30 AM to 6:00 PM, Eastern time.

For more information regarding features of the CPA and CPA “Plus” packages, as well as the Terms & Conditions of the Reserve Airline Rewards Program, please call the Fund at 800-637-1700.  The Fund will charge a nonrefundable annual CPA “Plus” service fee, currently $60, which may be charged to the account at the rate of $5 monthly.  CPA and CPA “Plus” participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and processing returned checks.  These fees may be changed at any time upon 30 days’ notice to participants.  In addition, Intermediaries in this program may charge their own additional service fees and may establish their own minimum check amount.

The use of checks and VISA Debit Cards by participants will be subject to the terms of the Reserve CPA Application and the VISA Account Shareholder Agreement.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund.  This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules.  The Fund and the Adviser do not provide tax advice and strongly urge investors to consult their own tax adviser(s) with respect to the specific federal, state, local and foreign tax consequences of investing in the Fund.  The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Fund ordinarily declares dividends from its daily net investment income (and net short-term capital gains, if any) on each day the Exchange and The Reserve are open for business.  The Fund’s earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day.  If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains un-cashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV.  No interest will accrue on amounts represented by un-cashed distribution or redemption checks.

TAXES.  The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), so long as such qualification is in the best interests of shareholders.  Such qualification relieves the Fund of any liability for federal income tax to the extent its earnings and gains, if any, are distributed in accordance with applicable provisions of the Code.  To qualify as a RIC, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and, for tax years beginning after October 22, 2004, net income derived from an interest in a “qualified publicly traded partnership” (i.e., a partnership that is traded on an established security market or tradable on a secondary market, other than a partnership that derives 90% of its income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.  If the Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation subject to federal income tax and all distributions from earnings and profits (as determined under U.S. Federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders.

In order to qualify as a RIC, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derives 90% of their income from interest, dividends, capital gains, and other traditional, permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year, (i) at least 50% of the market value of a Fund’s asset is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of a Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that a Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, as if the RIC’s taxable year ended on October 31, plus certain undistributed amounts from the preceding year.  While the Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax.  In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

Dividends paid by a Fund from its net tax-exempt income will be eligible fro designation as exempt-interest dividends if at close of each fiscal quarter at least 50% of the Fund’s total assets are comprised of tax-exempt securities. Exempt-interest dividends are generally free of federal income tax liability but may be subject in whole or part to AMT or state taxes.

Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) will be taxable to a U.S. shareholder as ordinary income.  The tax rate on certain dividend income and long term capital gain applicable to non-corporate shareholders for taxable years ending in or prior to 2008 is set at a maximum 15%.  Under these rules, a certain portion of ordinary income dividends constituting “qualified dividend income” when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates.  However, to the extent the Fund’s distributions are derived from income on debt securities and short-term capital gain, such distributions will not constitute “qualified dividend income.”  Thus, ordinary income dividends paid by the Fund generally will not be eligible for taxation at the reduced rates.  Similarly, because no portion of the Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the corporate dividends-received deduction.  While municipal obligations generally pay interest which is excludible from gross income for Federal income tax purposes in the hands of the bondholder, such interest will not be excludible from gross income for Federal income tax purposes when paid to shareholders.  Distributions of net capital gains, if any, designated as long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund’s shares.  Distributions in excess of the Fund’s earnings and profits will first reduce the shareholder’s adjusted tax basis in his shares and any amount in excess of such basis will constitute capital gain to such shareholder (assuming the shares are held as a capital asset).

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund will not be deductible for U.S. federal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share of a Fund and if the share is held by the shareholder for six months or fewer, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, a portion of any exempt-interest dividend paid by a Fund that represents income derived from certain revenue or private activity bonds held by a Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. Moreover, some or all of the exempt-interest dividends distributed by a Fund may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. In addition, the receipt of dividends and distributions from a Fund may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) ”substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, the federal “branch profits” tax, or the federal “excess net passive income” tax.

Ordinary income and capital gain dividends are taxable to shareholders as described even if they are reinvested in additional shares of the Fund.  Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the Fund on the reinvestment date.  If the Fund pays a dividend in January that was declared in the previous October,

November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.  Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss.  However, gain derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund generally will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Treasury obligations.  State law varies as to whether dividend income attributable to United States Treasury obligations is exempt from state income tax.

In the event that the Fund fails to maintain a constant NAV per share, upon the sale or other disposition of shares of the Fund, a shareholder may realize a taxable gain or loss.  Such gain or loss will be a capital gain or loss which, if the shares were held as capital assets, will be long-term or short-term generally depending upon the shareholder’s holding period for the shares.  A loss realized on a sale or exchange of the Fund’s shares will be disallowed if other shares of the Fund are acquired (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares.

The Fund is currently required by federal law to withhold 28% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number (“TIN”) is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments, or (iii) the Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding.  Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding.  Backup withholding is not an additional tax.  Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return.  For individual shareholders, the TIN is the shareholder’s social security number.

The tax consequences to a foreign shareholder of an investment in the Fund will generally be different from those described herein.

Investors are advised to consult their own tax adviser(s) with respect to the particular tax consequences to them of an investment in the Fund.

INFORMATION ABOUT THE TRUST

The Trust’s Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes.  Shares issued will be fully paid and non-assessable and will have no preemptive rights.  The shareholders of the Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, and redemptions. The Trustees do not intend to hold annual shareholder meetings but will call such special meetings of shareholders as may be required under the Investment Company Act or by the Declaration of Trust.

Further, the Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund.  If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any un-issued shares of the Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the shares.  Any such changes must comply with all applicable state and federal securities laws which require that each class be preferred over all other classes in respect to assets specifically allocated to such class.

Upon liquidation of the Fund, shareholders are entitled to share, pro rata, in the net assets of their respective class of Fund shares available for distribution to such shareholders.  It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares.

Each share has one vote except that if a class is separately affected by a matter requiring shareholder vote, each class will vote separately on such matters.  Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees.

All consideration received by the Trust for shares of the Fund or one of the classes and all assets in which such consideration is invested will belong to the Fund (subject only to rights of creditors of the Fund) and will be subject to the liabilities related thereto.  The income attributable to, and the expenses of, one series and/or class are treated separately from those of the other series and/or class.  The Trust has the ability to create, from time to time, new series and/or classes without shareholder approval.

Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the Fund’s obligations unless, as in this instance, the Declaration of Trust provide, in substance, that no shareholder or trustee shall be personally liable for the Fund, and each investment portfolio’s obligations to third parties, and requires that every written contract made by the Fund contain a provision to that effect.  The Declaration of Trust also requires the Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

The Declaration of Trust further provide that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

FINANCIAL STATEMENTS

As the Fund has not yet commenced operations, no financial statements are available as of the date of this SAI.

CREDIT RATINGS

The following are the rating designations of certain short-term instruments and issuers and their respective meanings.

Standard & Poor’s (“S&P”) Instruments with the greatest capacity for timely payment are rated A by S&P.  Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety regarding timely payment is strong; A-2 indicates that the capacity for timely repayment is satisfactory; A-3 indicates that capacity for timely payment is adequate, however, they are more vulnerable to the adverse changes of circumstances than obligations rated A-1 or A-2.

S&P ratings with respect to certain municipal note issues with a maturity of less than three years reflects the liquidity factors and market access risks unique to notes.  SP-1, the highest note rating, indicates a strong capacity to pay principal and interest.  Issues that possess a very strong capacity to pay debt service will be given an “SP-1+” designation.  SP-2, the second highest note rating, indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody’s Investors Service, Inc.  (“Moody’s”) employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually.  Prime-1 issues have a superior capacity for repayment.  Prime-2 issues have a strong capacity for timely repayment, but to a lesser degree than Prime-1, Prime-3 issues have an acceptable capacity for repayment.

Moody’s highest rating for short-term notes is MIG1/VMIG1; MIG-1/VMIG-1 denotes “superior credit quality,” enjoying “highly reliable liquidity support” or “demonstrated broad-based access to the market for refinancing”; MIG2/VMIG2 denotes “strong credit quality” with margins of protection that are ample although not so large as MIG1/VMIG1.

Fitch Ratings (“Fitch”) employs the ratings F1 - F3 for short-term investment grade obligations.  F1 denotes the highest credit quality.  It indicates the strongest capacity for timely payment of financial commitments.  A “+” may be appended to an F1 rating class to denote any exceptionally strong credit feature.  F2 denotes good credit quality.  It indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.  F3 denotes fair credit quality.  It indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Fitch Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

Fitch Individual Ratings are assigned only to banks.  ‘A’ denotes a very strong bank.  Characteristics may include outstanding profitability and balance sheet integrity, franchise, management, operating environment or prospects.  ‘B’ denotes a strong bank.  There are no major concerns regarding the bank.  Characteristics may include strong profitability and balance sheet integrity, franchise, management, operating environment or prospects.  ‘C’ denotes an adequate bank, which, however, possesses one or more troublesome aspects.  There may be some concerns regarding its profitability and balance sheet integrity, franchise, management, operating environment or prospects.

APPENDIX A

RESERVE MANAGEMENT COMPANY, INC

PROXY VOTING POLICY AND PROCEDURES

I.                           POLICY

Reserve Management Company, Inc. (the “Adviser”) acts as investment adviser for the various series of The Reserve Funds, registered investment companies, referred to collectively as the “Funds”. The Adviser has full authority to vote proxies on behalf of each Fund. Although the Funds do not invest in corporate securities, they may on occasion invest in affiliated or other mutual funds which may issue proxies from time to time. Therefore, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its authority in accordance with this Policy and Procedures.

When voting proxies for the Funds, the Adviser’s utmost concern is that all decisions be made solely in the best interest of each Fund. The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of each Fund’s account.

II.                       PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).

III.                   PROCEDURES

The Portfolio Manager of each Fund (each a “Portfolio Manager”) is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser’s determination of each Fund’s best interests. Although many proxy proposals can be voted in accordance with the Funds’ established guidelines (see Section V. below, “Guidelines”), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

A.                     Conflicts of Interest

Where a proxy proposal raises a material conflict between the Adviser’s interests and an interest of any Fund, the Adviser will resolve such a conflict in the manner described below:

1.                         Vote in Accordance with the Guidelines.  To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2.                         Obtain Consent. To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to each affected Fund and obtain consent to the proposed vote prior to voting the securities. The disclosure will include sufficient detail regarding the matter to be voted on and the nature of the Adviser’s conflict such that each affected Fund would be able to make an informed decision regarding the vote. If a Fund does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that Fund’s account.

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Each Portfolio Manager will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified by the Adviser will be addressed as described above in this Section III.A.

B.                       Limitations

In certain circumstances, in accordance with a Fund’s investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the Fund’s best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1.                         Fund Maintains Proxy Voting Authority: Where a Fund specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the Fund. If any proxy material is received by the Adviser, it will promptly be forwarded to the Fund or specified third party.

2.                         Terminated Account:  Once a Fund account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the Fund may specify in writing that proxies should be directed to the Fund (or a specified third party) for action.

3.                         Limited Value:  If the Adviser determines that the value of a Fund’s economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a Fund’s proxies. The Adviser also will not vote proxies received for securities which are no longer held by the Fund’s account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the Fund account is less than $500.

4.                         Securities Lending Programs:  When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the Fund’s account, the Adviser may recall the security for purposes of voting, subject to the securities lending agreements with the Funds’ custodian in place at that time.

5.                         Unjustifiable Costs:  In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a Fund’s proxy would exceed any anticipated benefits to the Fund of the proxy proposal.

IV.                   RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding securities held by the Fund (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of each Fund; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to the Funds regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform each Fund as to how they may obtain information on how the Adviser voted proxies with respect to securities held by each Fund. Clients may obtain information on how their securities were voted or a copy of the Adviser’s Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with each Fund to assist in the provision of all information required to be filed on Form N-PX.

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V.                       PROXY VOTING GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list, do not include all potential voting issues and are to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules. The Adviser is instructed to vote all proxies in accordance with these guidelines, except as otherwise instructed. However, because proxy issues and the circumstances of individual companies are so varied, there may be instances when proxies may not be voted in strict adherence to these guidelines.

The following guidelines are grouped according to the types of proposals generally presented to stockholders. Part A deals with proposals that have been approved and recommended by the company’s board of directors. Part B deals with proposals submitted by stockholders for inclusion in proxy statements. Part C addresses unique considerations pertaining to foreign issuers.

A.                     Board Approved Proposals

The vast majority of matters presented to stockholders relate to proposals made by the issuer itself. These proposals have been approved and recommended by the issuer’s board of directors. The Funds fully support the enhanced corporate governance practices being implemented and intend to hold corporate boards accountable for their actions in promoting stockholder interests. Accordingly, the Funds’ proxies will generally be voted for board-approved proposals, except as follows:

a.                                                    The Funds will withhold votes for any nominee for director who is considered independent by the company but who has received compensation from the company other than for service as a director (such as for investment banking, consulting, legal or financial advisory services).

b.                                                   The Funds will vote on a case-by-case basis in contested elections of directors and on proposals to classify a board of directors.

The Funds will vote on a case-by-case basis on board approved proposals:

•                                          relating to executive compensation.

•                                          relating to changes in a company’s capitalization.

•                                          relating to acquisitions, mergers, re-incorporations, reorganizations and other similar transactions.

•                                          to adopt any form of anti-takeover measures.

•                                          to amend a company’s charter or bylaws (except for charter amendments which are necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

•                                          on other business matters where the Funds are otherwise withholding votes for the entire board of directors.

B.                       Stockholder Proposals

The Securities and Exchange Commission regulations permit stockholders to submit proposals for inclusion in a company’s proxy statement. These proposals often seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The Funds will vote on a case-by-case basis on all shareholder proposals.

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C.                     Voting Shares of Foreign Issuers

Because foreign issuers are incorporated outside of the United States, protection for shareholders may vary significantly from jurisdiction to jurisdiction. Laws governing certain foreign issuers may provide substantially less protection for shareholders. As a result, the above guidelines, which are premised on the existence of sound corporate governance and disclosure frameworks, may not be appropriate under some circumstances for foreign issuers. Therefore, the Funds will vote proxies of foreign issuers on a case-by-case basis.

Approved as of December 2, 2004

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PART C

Item 23.  Exhibits

(a)                                  Declaration of Trust filed as an exhibit to Registrant’s Pre-Effective Amendment No. 1 to its registration statement on Form N-1A (the “Registration Statement”), dated March 27, 2002, is incorporated by reference.

(b)(1)                   By-laws and Amendments filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement, dated March 27, 2002, are incorporated by reference.

(b)(2)                   Amendment to By-laws filed as an exhibit to Registrant’s Post-Effective Amendment No. 5, dated September 28, 2005, is incorporated herein by reference.

(c)                                  See exhibits (a) and (b).

(d)(1)                   Form of “Comprehensive Fee” Investment Management Agreement with respect to the Louisiana Municipal Money-Market Fund and the Minnesota Municipal Money-Market Fund filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement, dated March 27, 2002, is incorporated by reference.

(d)(2)                   “Comprehensive Fee” Investment Management Agreement with respect to the Arizona Municipal Money-Market Fund – filed herewith.

(e)(1)                    Form of Distribution Agreement filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement, dated March 27, 2002, is incorporated by reference.

(e)(2)                    Distribution Agreement with respect to the Arizona Municipal Money-Market Fund – filed herewith.

(e)(3)                    Form of Registered Dealer Agreement filed as exhibit to Pre-Effective Amendment No. 1 to the Registration Statement, dated March 27, 2002 is incorporated by reference.

(f)                                    Pension Plan of Reserve Management Corporation, filed as an exhibit to The Reserve Fund’s Post-Effective Amendment No. 32; Amendments to Pension Plan filed as an exhibit to The Reserve Fund’s Post-Effective Amendment No. 45, dated July 31, 1988, is incorporated by reference.

(g)(1)                   Global Custodian Agreement with Chase Manhattan Bank filed as an exhibit to Post-Effective Amendment No. 36 of the Reserve Tax-Exempt Trust to the registration statement dated July 31, 1999, is incorporated by reference.

(g)(2)                   Amendment to Global Custodian Agreement filed as an exhibit to Post-Effective Amendment No. 42 to the registration statement of the Reserve Tax-Exempt Trust, dated July 19, 2001, is incorporated by reference.

(g)(3)                   Amendment to Global Custodian Agreement, dated April 27, 2005, filed as an exhibit to Registrant’s Post-Effective Amendment No. 5, dated September 28, 2005, is incorporated herein by reference.

(h)                              Transfer and Dividend Disbursing Agreement filed as an exhibit to Registrant’s Pre-Effective Amendment No. 1, dated March 27, 2002, is incorporated by reference.

(i)                                     Opinion of Counsel with respect to the Arizona Municipal Money-Market Fund - filed herewith.

(j)                                     Consent of Independent Registered Public Accounting Firm - filed herewith.

(k)                                  Not applicable.

(l)(1)                       Initial Capital Agreement with respect to the Louisiana Municipal Money-Market Fund and the Minnesota Municipal Money-Market Fund filed as an exhibit to Registrant’s Pre-Effective Amendment No. 1, dated March 27, 2002, is incorporated by reference.

(l)(2)                       Initial Capital Agreement with respect to the Arizona Municipal Money-Market Fund – filed herewith.

(m)(1)                 Plan of Distribution filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement, dated March 27, 2002, is incorporated by reference.

(m)(2)                 Distribution Plan with respect to the Arizona Municipal Money-Market Fund – filed herewith.

(n)                                 Multiple Class Plan with respect to the Arizona Municipal Money-Market Fund – filed herewith.

(o)                                 Reserved.

(p)                                 Code of Ethics of the Registrant, Adviser and Distributor – filed herewith.

Item 24.  Persons Controlled by or Under Common Control with Registrant

The Registrant does not control and is not under common control with any person or entity.

Item 25.  Indemnification

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

Reserve Management Company, Inc. (“RMCI”) acts as the investment adviser for each series of the following open-end registered management investment companies:  The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Hallmark Equity Series Trust, Hallmark Investment Series Trust, Reserve Municipal Money-Market Trust and Reserve Short-Term Investment Trust.

Each executive officer of RMCI is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged since June 1, 2003 for his own account or in the capacity of director, officer, partner or trustee. Mr. Bruce Bent is Chairman, President, Treasurer, Chief Financial Officer and Trustee, Mr. Bruce Bent II is Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer, and Mr. Arthur T. Bent III is Co-Chief Executive Officer, Senior Vice President and Assistant Secretary for each of the Trusts for which RMCI acts as investment adviser. The address of entities listed below is 1250 Broadway, 32nd Floor, New York, New York 10001-3701.

Name	Position with the Adviser	Other Business
Bruce R. Bent	Chairman and Director	Chairman, and Director of Reserve Management Corporation and Chairman and Director and of Resrv Partners, Inc.

Bruce R. Bent II	Vice Chairman, President, Assistant Secretary, Assistant Treasurer and Director

Vice Chairman, Senior Vice President, Assistant Secretary, Assistant Treasurer and Director of Reserve Management Corporation and Vice Chairman, Secretary and Assistant Treasurer and Director of Resrv Partners, Inc.

Arthur T. Bent III	Vice Chairman, Sr. Vice President, COO/Treasurer, Assistant Secretary and Director	Vice Chairman, President, Treasurer and Assistant Secretary of Reserve Management Corporation and Vice Chairman, Treasurer, Assistant Secretary and Director of Resrv Partners, Inc.

Amy W. Bizar	Secretary and General Counsel	Secretary and General Counsel of Reserve Management Corporation and Resrv Partners, Inc.; Secretary and General Counsel for each trust in the Reserve/Hallmark family of funds.

Patrick J. Farrell	Chief Financial Officer	Chief Financial Officer for each trust in the Reserve/Hallmark family of funds

Item 27.  Principal Underwriters

(a) Resrv Partners, Inc., a principal underwriter of the Registrant, also acts as principal underwriter to The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Reserve Municipal Money Market Trust, Hallmark Equity Series Trust and Reserve Short-Term Investment Trust.

(b) Provided below is the name, positions and offices with Resrv Partners, Inc. and positions and offices with each series of the Registrant for each Director, Officer or partner of Resrv Partners, Inc. The principal business address of each such person is 1250 Broadway, 32nd Floor, New York, New York 10001-3701.

Name	Position(s) and office(s) with Resrv Partners, Inc	Position(s) and office(s) with the Registrant

Bruce R. Bent	Chairman and Director	Chairman, President, Treasurer and Chief Financial Officer

Mary Belmonte	President	None

Bruce R. Bent II	Vice Chairman, Secretary, Assistant Treasurer and Director	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer

Arthur T. Bent III	Vice Chairman, Treasurer, Assistant Secretary and Director	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary

Amy Bizar	General Counsel and Assistant Secretary	General Counsel and Secretary

(c) Not applicable.

Item 28. Location of Accounts and Records

All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant’s Custodian.

Item 29. Management Services

See “Investment Management, Distribution, Service and Custodian Agreements” in Part B.

Item 32. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 29th day of March 2006.

RESERVE MUNICIPAL MONEY- MARKET TRUST

By:	/s/ Bruce R. Bent, II
Bruce R. Bent II, Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce R. Bent*	Chairman, President and Treasurer	March 29, 2006
Bruce R. Bent

/s/ Bruce R. Bent II	Co-Chief Executive Officer,	March 29, 2006
Bruce R. Bent II	Senior Vice President and
Assistant Treasurer

/s/ Arthur T. Bent III*	Co-Chief Executive Officer,	March 29, 2006
Arthur T. Bent III	Senior Vice President and
Assistant Secretary

/s/ Patrick J. Farrell	Chief Financial Officer	March 29, 2006
Patrick J. Farrell

/s/ Edwin Ehlert, Jr.*	Trustee	March 29, 2006
Edwin Ehlert, Jr.

/s/ William Montgoris*	Trustee	March 29, 2006
William Montgoris

* Signed pursuant to a power of attorney

By:	/s/ Bruce R. Bent II	March 29, 2006
Bruce R. Bent II

Power of Attorney

Each of the undersigned, Bruce R. Bent, Edwin Ehlert, Jr. and William Montgoris, the Trustees, and Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III, the Officers of the Reserve Municipal Money Market Trust, a registered investment company (the “Trust”), hereby authorizes each of Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III, or any of them, as attorney-in-fact, to sign on his behalf, in the capacities indicated, any Registration Statement or amendment thereto (including post-effective amendments) for each series of the Trust and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

Dated: June 30, 2005

/s/ Bruce R. Bent	Chairman/CEO and Trustee (principal operating
Bruce R. Bent	and financial officer)

/s/ Bruce R. Bent II	President and Assistant Treasurer
Bruce R. Bent II

/s/ Arthur T. Bent III	Senior Vice President, Treasurer, Chief
Arthur T. Bent III	Operating Officer and Assistant Secretary

/s/ Edwin Ehlert, Jr.	Trustee
Edwin Ehlert, Jr.

/s/ William Montgoris	Trustee
William Montgoris